Description of Business and Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
1 - Description of Business and Summary of Significant Accounting Policies
Description of Business
Arm Holdings plc and its wholly owned subsidiaries (the “Company” and also referred to as “we,” “our” or “us”) is a global leader in the semiconductor industry. The Company’s principal operations and activities are the licensing, marketing, research and development of central processing unit (“CPU”) intellectual property (“IP”), graphics processing unit IP, systems IP, compute subsystems (“CSS”), and associated software, tools and other related services. In March 2026, the Company announced the expansion of its compute platform into production silicon products with the Arm AGI CPU.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended March 31, 2026, in our Annual Report.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, income statements, statements of comprehensive income, shareholders’ equity and cash flows for these interim periods. The results for the interim periods are not necessarily indicative of results for the full fiscal year.
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.
Business Combinations
The Company uses the acquisition method of accounting for business combinations, which requires separate recognition of assets acquired and liabilities assumed from goodwill, based on their estimated fair values at the time of acquisition. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the fair value of any non-controlling interests in the acquiree over the net of the estimated acquisition date fair values of the assets acquired and liabilities assumed. The estimates and assumptions used in valuing intangible assets, including in-process research and development (“IPR&D”), include, but are not limited to, the estimated costs to replace the intangible assets, the time required to replace such assets, developer's profit, and a required rate of return. Although the Company’s fair value estimates are based upon assumptions believed to be reasonable, these estimates and assumptions are inherently uncertain and subject to refinement.
As a result, during the measurement period up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon conclusion of the measurement period or final determination of fair values of the purchase price of an acquisition, whichever comes first, any subsequent adjustments are recorded in earnings in the Consolidated Income Statements. Acquisition-related expenses are recognized separately from the acquisition and expensed as incurred.
Recently adopted accounting pronouncements
Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses for Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient to measure credit losses on current accounts receivable and current contract assets under Accounting Standards Codification 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. ASU 2025-05 is effective for the Company’s fiscal year ending March 31, 2027, and interim periods in the same annual reporting period. Early adoption is permitted. The Company adopted ASU 2025-05 on a prospective basis in the fiscal year beginning April 1, 2026. The adoption of ASU 2025-05 did not have a material impact on the Company’s consolidated financial statement disclosures.
Recently issued accounting pronouncements not yet adopted
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses: In November 2024, the FASB issued ASU 2024-03, which requires incremental disclosures to disaggregate income statement expense items. In January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date, which revised the effective date of ASU No. 2024-03 for interim periods. ASU 2024-03 and ASU 2025-01 are effective for the Company’s fiscal year ending March 31, 2028, and interim periods within our fiscal years beginning after April 1, 2028. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2024-03 and ASU 2025-01 on its consolidated financial statement disclosures.
Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606) – Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract: In September 2025, the FASB issued ASU 2025-07, which refines the scope for derivatives to clarify which contracts are subject to derivative accounting and clarifies share-based noncash consideration from a customer in a revenue contract. ASU 2025-07, which can be applied prospectively or with a modified transition approach, is effective for the Company’s fiscal year ending March 31, 2028, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-07 on its consolidated financial statements.
Derivatives and Hedging (Topic 815) – Hedge Accounting Improvements: In November 2025, the FASB issued ASU 2025-09, which refines hedge accounting to more closely align an entity’s financial reporting with the economics of risk management activities, including expanded eligibility to hedge groups of forecasted transactions, introduces a new model for “choose-your-rate” debt instruments, and certain changes that avoid automatic redesignation when the hedged risk is revised if effectiveness is maintained. ASU 2025-09, which has to be applied prospectively for all hedging relationships, is effective for the Company’s fiscal year ending March 31, 2028, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-09 on its consolidated financial statements.
Government Grants (Topic 832) – Accounting for Government Grants Received by Business Entities: In December 2025, the FASB issued ASU 2025-10, which establishes the accounting and presentation guidance for government grants received by business entities. ASU 2025-10, which can be applied modified prospectively, modified retrospectively, or retrospectively, is effective for the Company’s fiscal year ending March 31, 2030, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-10 on its consolidated financial statements.
Interim Reporting (Topic 270) – Narrow-Scope Improvements: In December 2025, the FASB issued ASU 2025-11, which clarifies when ASC 270 applies and adds a comprehensive list of interim disclosure requirements from other Codification topics. ASU 2025-11 also introduces a disclosure principle requiring entities to disclose events since the last annual period that have a material impact, and specifies the form and content of condensed interim financial statements. ASU 2025-11, which can be applied prospectively or retrospectively to any or all prior periods presented, is effective for the Company’s fiscal year ending March 31, 2029, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its consolidated financial statements.